Volkswagen Auto Loan Enhanced Trust 2010-1	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10-1-2011	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		10/18/2011
2	Payment Date		10/20/2011
3	Collection Period	8/28/2011	10/1/2011	35
4	Monthly Interest Period—Actual/360	9/20/2011	10/19/2011	30
5	Monthly Interest—30/360			30

B.	SUMMARY
		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	345,000,000.00	—	—	—	—
7	Class A-2 Notes	297,000,000.00	—	—	—	—
8	Class A-3 Notes	488,000,000.00	370,721,796.89	40,680,226.84	330,041,570.05	0.6763147
9	Class A-4 Notes	248,800,000.00	248,800,000.00	—	248,800,000.00	1.0000000

10	Total Securities	$1,378,800,000.00	$619,521,796.89	$40,680,226.84	$578,841,570.05

11	Overcollateralization	80,277,837.41	80,277,837.41		80,277,837.41

12	Adjusted Pool Balance	1,459,077,837.41	699,799,634.30	40,680,226.84	659,119,407.46

13	YSOC	$75,708,231.32	$31,925,273.84		$30,278,330.79

14	Net Pool Balance	$1,534,786,068.73	$731,724,908.14	$40,680,226.84	$689,397,738.25

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.2605%	—	—	—	—
16	Class A-2 Notes	0.6600%	—	—	—	—
17	Class A-3 Notes	1.3100%	404,704.63	0.8293128	41,084,931.47	84.1904333
18	Class A-4 Notes	2.1400%	443,693.33	1.7833333	443,693.33	1.7833333

	Total Securities		848,397.96		41,528,624.80

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received	24,760,477.41
20	Scheduled Interest Payments Received	2,710,659.08
21	Prepayments of Principal Received	178,748.61
22	Liquidation Proceeds	16,547,394.74
23	Recoveries Received	528,690.95
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	44,725,970.79

26	Repurchased Receivables	—
27	Reserve Account Excess Amount (Item 88)	103.00

28	Total Available Funds, prior to Servicer Advances	44,726,073.79

29	Servicer Advance (Item 71)	—

30	Total Available Funds + Servicer Advance	44,726,073.79

31	Reserve Account Draw Amount (Item 74)	—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	44,726,073.79

D.	DISTRIBUTIONS
	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)	—
34	Servicing Fees (Item 41)	609,770.76
35	Class A Noteholder Interest (Item 50)	848,397.96
36	Principal Distribution Amount (Item 75)	40,680,226.84
37	Amount Paid to Reserve Account to Reach Specified Balance	—
38	Other Amounts Paid to Trustees	—
39	Certificateholders Principal Distribution Amount	—

40	Remaining Funds to Seller	2,587,678.23

		Due	Shortfall	Paid
	Distribution Detail:
41	Servicing Fees	609,770.76	—	609,770.76

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	404,704.63	—	404,704.63
45	Class A-4 Interest	443,693.33	—	443,693.33
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	848,397.96	—	848,397.96

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			699,799,634.30
52	Beginning Net Pool Balance		731,724,908.14
53	Receipts of Scheduled Principal		(24,760,477.41)
54	Receipts of Prepaid Principal		(178,748.61)
55	Liquidation Proceeds		(16,547,394.74)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(840,549.13)

59	Ending Net Pool Balance		689,397,738.25
60	Yield Supplement Overcollateralization Amount		30,278,330.79

61	Adjusted Pool Balance		659,119,407.46
62	Less: Adjusted Pool Balance - End of Collection Period			659,119,407.46

63	Calculated Principal Distribution Amount			40,680,226.84

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			44,726,073.79
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			609,770.76
67	Less: Interest Paid to Noteholders (Item 35)			848,397.96
68	Less: Calculated Principal Distribution (Item 63)			40,680,226.84

69	Equals: Remaining Available Funds before Servicer Advance			2,587,678.23
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			2,587,678.23
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			40,680,226.84

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $7,295,389.19, and (b) the aggregate note balance)			7,295,389.19
81	Initial Reserve Account Balance			1,459,077.84
82	Beginning Reserve Account Balance			7,295,389.19
83	Plus: Net Investment Income for the Collection Period			103.00

84	Subtotal: Reserve Fund Available for Distribution			7,295,492.19
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			7,295,492.19
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			103.00

89	Equals: Ending Reserve Account Balance			7,295,389.19

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS		Initial	Current
	Collateral Pool Balance Data:
91	Net Pool Balance		1,534,786,068.73	689,397,738.25
92	Number of Current Contracts		68,438	49,765
93	Weighted Average Loan Rate		3.94%	3.86%
94	Average Remaining Term		54.3	36.5
95	Average Original Term		60.7	63.3
96	Monthly Prepayment Rate			1.53%

			Units	Outstanding Principal Balance
	Net Credit Loss and Repossession Activity:
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		45	840,549.13
98	Liquidation Proceeds on Related Vehicles			—
99	Recoveries Received on Receivables Previously Charged Off			528,690.95

100	Net Principal Losses for Current Collection Period		45	311,858.18

101	Beginning Net Principal Losses		863	10,778,592.96
102	Net Principal Losses for Current Collection Period		45	311,858.18

103	Cumulative Net Principal Losses		908	11,090,451.14

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,534,786,068.73)			0.72%

		Percentage	Units	Outstanding Principal Balance
	Delinquencies Aging Profile - End of Period:
105	Current	98.90%	49,328	681,810,688.35
106	31 - 60 Days Delinquent	0.92%	363	6,343,173.98
107	61 - 90 Days Delinquent	0.18%	74	1,243,875.92

108	Total	100.00%	49,765	689,397,738.25

	Summary of Material Modifications, Extensions or Waivers
	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
	None in the current month